REVENUES Q - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 8,624,078	$ 8,866,197	$ 21,567,511	$ 18,181,905
Total revenues	8,661,555	8,882,891	21,637,761	18,218,263
Digital Assets
Disaggregation of Revenue [Line Items]
Total revenues	8,655,745	8,858,973	21,627,274	18,161,542
Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	8,626,617	8,842,426	21,571,465	18,126,709
Total revenues	8,655,745	8,858,973	21,627,274	18,161,542
Data Centers
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0	0
Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Total revenues	0	0	0	0
Treasury and Corporate
Disaggregation of Revenue [Line Items]
Total revenues	5,810	23,918	10,487	56,721
Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(2,539)	23,771	(3,954)	55,196
Total revenues	5,810	23,918	10,487	56,721
Digital assets sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	8,564,980	8,785,677	21,414,548	18,042,855
Digital assets sales | Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	8,564,980	8,785,677	21,414,548	18,042,855
Digital assets sales | Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Digital assets sales | Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Fees
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	16,992	26,528	28,509	54,656
Fees | Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	19,087	19,607	33,667	38,461
Fees | Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Fees | Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(2,095)	6,921	(5,158)	16,195
Blockchain rewards
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	41,162	37,680	112,274	47,954
Blockchain rewards | Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	42,550	37,142	123,250	45,393
Blockchain rewards | Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Blockchain rewards | Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(1,388)	538	(10,976)	2,561
Proprietary mining
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	944	16,312	12,180	36,440
Proprietary mining | Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Proprietary mining | Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Proprietary mining | Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	944	16,312	12,180	36,440
Blockchain rewards from non-customers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	5,243	674	10,607	3,584
Blockchain rewards from non-customers | Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	1,205	674	2,260	3,584
Blockchain rewards from non-customers | Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	0	0	0	0
Blockchain rewards from non-customers | Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	4,038	0	8,347	0
Lending
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	32,234	16,020	59,643	32,774
Lending | Digital Assets | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	27,923	15,873	53,549	31,249
Lending | Data Centers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	0	0	0	0
Lending | Treasury and Corporate | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	$ 4,311	$ 147	$ 6,094	$ 1,525